Note E - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Current Federal Tax Expense (Benefit)	$ 0	$ 0
Deferred Federal Income Tax Expense (Benefit)	0	0
Current State and Local Tax Expense (Benefit)	0	0
Deferred State and Local Income Tax Expense (Benefit)	$ 0	$ 0